Exhibit 99.68

Clients File Number	Loan Number	Address	City	State	Zip	County	Original	Original Lender from Mortgage	Assignment #1 From	Assignment #1 To	Comment	Broken
6000000777	6000000777	XXX XXXXXX XXXX	XXXXXXXXXXX	XX	XXXXX	XXXXXXXXXX	XXXXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXXXX XXXX XXXXX, Inc., its successors and assigns	Mortgage Electronic Registration Systems, Inc., as nominee for XXXXX XXXX XXXXs, Inc., its successors and assigns	XXXX., its successors and assigns, forever